Share-based payment arrangements - Long term incentive plan 2017 (Cash-settled) (Details) $ in Thousands			12 Months Ended
	Feb. 09, 2017 shares	Feb. 02, 2016	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				5 years
Expense from share-based payment transactions with employees | $			$ 140	$ 0	$ 37
Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	33.30%	33.30%
Long term incentive plan 2017 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)	66,449
Number of phantom stocks outstanding (in shares)			16,210
Expense from share-based payment transactions with employees | $			$ 300	$ 22	$ 200
Long term incentive plan 2017 | Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)	66,449
Second anniversary | Long term incentive plan 2017 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Second anniversary | Long term incentive plan 2017 | Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Vesting period			2 years
Third anniversary | Long term incentive plan 2017 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Third anniversary | Long term incentive plan 2017 | Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Vesting period			3 years
Fourth anniversary | Long term incentive plan 2017 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Fourth anniversary | Long term incentive plan 2017 | Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Vesting period			4 years